Offerings	Sep. 10, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	35,000,000
Proposed Maximum Offering Price per Unit	26.27
Maximum Aggregate Offering Price	$ 919,450,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 135,710.82
Offering Note	1.a. The registration statement covers a maximum aggregate of 35,000,000 shares of the common stock, par value $0.001 per share ("Common Stock"), of Sirius XM Holdings Inc. (the "Company") approved for issuance under the Sirius XM Holdings Inc. 2024 Long-Term Stock Incentive Plan (the "LTIP"). 1.b. Pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum offering price per share, the proposed maximum aggregate offering price and the amount of the registration fee have been computed on the basis of the average of the high and low prices per share of the Common Stock of the Company reported on the Nasdaq Global Select Market on September 10, 2024. 1.c. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares which may be offered and issued under the LTIP to prevent dilution resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	20,000,000
Maximum Aggregate Offering Price	$ 20,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,952.00
Offering Note	2.a. The deferred compensation obligations include general unsecured obligations of the Company to pay up to $20,000,000 of deferred compensation from time to time in the future in accordance with the terms of the Sirius XM Holdings Inc. Deferred Compensation Plan (the "Deferred Compensation Plan"). 2.b. Solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, the amount of deferred compensation obligations registered is based on an estimate for the amount of compensation participants may defer under the Deferred Compensation Plan.